(Losses)/Gains On Derivative Instruments And Other Financial Items, Net - Financial Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Loss on debt extinguishment	$ (9,954)	$ 0	$ 0
Financing arrangement fees and other related costs	(3,316)	(5,157)	(1,667)
Foreign exchange (loss)/gain on operations	(1,716)	205	(941)
Amortization of debt guarantees	106	1,432	2,019
Other	(698)	(797)	(311)
Other financials items, net	(15,578)	(4,317)	$ (900)
CSSC VIE debt - FLNG Hilli facility | Secured debt
Derivative Instruments, Gain (Loss) [Line Items]
Financing arrangement fees and other related costs	(2,400)	$ (5,000)
Gimi facilities | Secured debt
Derivative Instruments, Gain (Loss) [Line Items]
Loss on debt extinguishment	(10,000)
Debt instrument, face amount	$ 700,000			$ 700,000